RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

13. RELATED PARTY TRANSACTIONS

Corporate Allocations

Refer to Note 1 for a discussion on historical corporate expense allocations.

Transactions with Affiliates

We sell intermediate products such as polysilicon, trichlorosilane gas, ingots, scrap wafers, and other inventory items to SunEdison’s subsidiaries in the United States, Europe, and Asia for use in their operations. We also provide limited services to SunEdison following the Offering as outlined in a transition services agreement. Any receivables related to these sales and services to SunEdison are recognized as accounts receivable, affiliate in the condensed consolidated balance sheet and shipment of products is recognized as net sales to affiliates in the condensed consolidated statement of operations. Net sales to affiliates were $0.8 million and $1.4 million for the three and nine month periods ended September 30, 2014, respectively. Net sales to affiliates were $0.4 million and $5.5 million for the three and nine month periods ended September 30, 2013, respectively. We had $8.1 million and $14.1 million of accounts receivable, affiliate as of September 30, 2014 and December 31, 2013, respectively.

We purchase products, primarily polysilicon, from SunEdison and its subsidiaries. SunEdison had in the past also performed financing, cash management, treasury, and other services for us on a centralized basis, and continues to provide limited services for us following the Offering as outlined in a transition services agreement. Accounts payable, affiliate were $10.9 million and $106.8 million as of September 30, 2014 and December 31, 2013, respectively.

In connection with the Offering, $62.4 million of accounts payable, affiliate was settled through a cash payment to SunEdison after offsetting certain accounts receivable, affiliate and notes receivable, affiliate balances against accounts payable, affiliate balances with certain SunEdison subsidiaries. The amounts included in the offsetting transactions included $26.3 million of accounts receivable, affiliate and $3.8 million of notes receivable, affiliate balances that were outstanding as of March 31, 2014. The $26.3 million and $3.8 million non-cash transactions are excluded from the condensed consolidated statements of cash flows.

Notes Receivable and Debt—Affiliate

Prior to the Offering, certain intercompany loans were made to/by certain SunEdison and SunEdison Semiconductor subsidiaries. The related notes matured in less than one year, but were generally renewed and, therefore, considered long-term and recorded in notes receivable, affiliate and long-term debt, affiliate. Interest on the notes was calculated based on fixed rates ranging from 2.00% to 3.00%. There were no notes receivable, affiliate outstanding as of September 30, 2014 and $18.7 million of notes receivable, affiliate was outstanding as of December 31, 2013. There was no long-term debt payable, affiliate outstanding as of September 30, 2014 and December 31, 2013.

During the nine months ended September 30, 2014, we settled $15.0 million of notes receivable, affiliate from certain SunEdison subsidiaries by offsetting a portion of those amounts against accounts payable, affiliate we have with certain other SunEdison subsidiaries. Of the $15.0 million in settlements of notes receivable, affiliate balances, $12.0 million are non-cash transactions which are excluded from the condensed consolidated statements of cash flows. The remaining $3.8 million in intercompany notes between SunEdison and SunEdison Semiconductor were settled in connection with the Offering, as previously discussed, by offsetting a portion of the intercompany loans against accounts payable, affiliate balances with certain SunEdison subsidiaries.

Interest income on intercompany notes receivable and interest expense on intercompany borrowings is recorded as interest, net—affiliates on the condensed consolidated statements of operations.

13. RELATED PARTY TRANSACTIONS

Corporate Allocations

Refer to Note 1 for discussion on corporate expense allocations.

Sales to Affiliates

Sales to affiliates represent polysilicon sales made to subsidiaries of our Parent which are then sold to external parties. These products were sold on a cost plus basis for polysilicon mainly produced at our Merano, Italy polysilicon facility. After shuttering our Merano, Italy polysilicon facility during the fourth quarter of 2011, we significantly reduced our sales to affiliates since subsidiaries of our Parent purchased polysilicon externally or sourced polysilicon through its other subsidiaries. Net sales to affiliates were $9.1 million, $6.8 million and $147.0 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Due to/from Affiliates

We ship intermediate products such as polysilicon, trichlorosilane gas, ingots and scrap wafers and other inventory items to SunEdison’s subsidiaries in the United States, Europe and Asia for use in their operations. Any sales related to these shipments are recognized as an accounts receivable, affiliate in the combined balance sheet and revenue is recognized as net sales to affiliates in the combined statement of operations. Any intracompany sales between our subsidiaries are eliminated. SunEdison performs financing, cash management, treasury and other services for us on a centralized basis and the related amounts due to SunEdison are recorded as an accounts payable, affiliate in the combined balance sheet. As of December 31, 2013 and 2012, we had $14.1 million and $89.1 million, respectively, of receivables due from affiliates, and $106.8 million and $102.0 million, respectively, of payables due to affiliates.

Notes Receivable and Debt—Affiliates

We have various note receivables from certain SunEdison subsidiaries. As of December 31, 2013 and 2012, we had $18.7 million and $158.5 million, respectively, of note receivables due from affiliates. Interest on the affiliate notes are calculated based on fixed rates ranging from 2% to 3%. The notes mature one year or less but are usually renewed and are therefore considered long-term. In 2013, we settled a majority of the note receivables from certain SunEdison subsidiaries by offsetting those amounts against affiliate trade payables we have with certain other SunEdison subsidiaries. In addition, we settled approximately $82.0 million of affiliate note receivables due from a SunEdison subsidiary through a reduction of net Parent investment by reducing our Parent’s investment in us. These settlements of affiliate balances are non-cash transactions which are excluded from the combined statements of cash flows.

We had long-term intercompany borrowings with our Parent of $129.4 million as of December 31, 2012. These borrowings were settled in 2013 by offsetting the long-term loan from a SunEdison subsidiary against the accounts receivable, affiliate balance pertaining to a polysilicon supply agreement settlement we had with a SunEdison subsidiary. As a result, we have no long-term borrowings from our Parent as of December 31, 2013. This settlement of affiliate balance is reflected as a non-cash transaction in the combined statements of cash flows.

Interest income on intercompany notes receivable and interest expense on intercompany borrowings is recorded as interest (income) expense, net—affiliates on the combined statements of operations.